UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21196
                                   811-21299

Name of Fund: WCMA Money Fund
              Master Money Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, WCMA Money Fund and Master Money Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments

WCMA Money Fund

Schedule of Investments as of June 30, 2006                       (in Thousands)

                                                   Beneficial
                                                     Interest   Mutual Funds                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   $6,680,805   Master Money Trust                                      $ 7,216,791
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Mutual Funds (Cost - $7,223,724) - 100.0%           7,216,791
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments (Cost - $7,223,724) - 100.0%            7,216,791

                                                                Liabilities in Excess of Other Assets - (0.0%)               (2,352)
                                                                                                                        -----------
                                                                Net Assets - 100.0%                                     $ 7,214,439
                                                                                                                        ===========

Master Money Trust
Schedule of Investments as of June 30, 2006                       (in Thousands)

                                                                  Face   Interest      Maturity
Issue                                                           Amount   Rate*           Date              Value
----------------------------------------------------------------------------------------------------------------
Bank Notes - 0.7%
----------------------------------------------------------------------------------------------------------------
HSBC Finance, Inc.                                           $ 101,000   5.339 (a)%   12/14/2006    $    100,996
----------------------------------------------------------------------------------------------------------------
Total Bank Notes (Cost - $101,028)                                                                       100,996
----------------------------------------------------------------------------------------------------------------
Certificate of Deposit - 4.8%
----------------------------------------------------------------------------------------------------------------
Wells Fargo Bank, NA                                           220,000   5.05 (a)      3/09/2007         220,000
                                                                20,000   5.05 (a)      3/16/2007          20,000
                                                               500,000   5.05 (a)      5/08/2007         500,000
----------------------------------------------------------------------------------------------------------------
Total Certificate of Deposit (Cost - $740,000)                                                           740,000
----------------------------------------------------------------------------------------------------------------
Certificate of Deposit - European - 1.3%
----------------------------------------------------------------------------------------------------------------
BNP Paribas, London                                            200,000   5.20          3/30/2007         199,315
----------------------------------------------------------------------------------------------------------------
Total Certificate of Deposit - European (Cost - $200,007)                                                199,315
----------------------------------------------------------------------------------------------------------------
Certificate of Deposit - Yankee - 19.5%
----------------------------------------------------------------------------------------------------------------
ABN AMRO Bank NV, NY                                           248,000   5.068 (a)    12/07/2006         247,984
----------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA, NY                         200,000   4.925 (a)    10/02/2006         199,973
----------------------------------------------------------------------------------------------------------------
Barclays Bank Plc, NY                                          150,000   5.03 (a)     11/03/2006         150,000
----------------------------------------------------------------------------------------------------------------
Barclays Capital Inc., NY                                      325,000   5.237 (a)    12/22/2006         324,973
----------------------------------------------------------------------------------------------------------------
Calyon, NY                                                     300,000   5.048 (a)     3/12/2007         299,995
----------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, NY                          98,000   5.29 (a)      9/29/2006          97,996
                                                                60,000   5.28 (a)      1/30/2007          60,031
                                                               180,000   5.279 (a)     7/15/2007         180,000
----------------------------------------------------------------------------------------------------------------
Dexia Municipal Agency, NY                                     100,000   5.11 (a)      6/11/2007          99,981
----------------------------------------------------------------------------------------------------------------
Fortis Bank, NY                                                 66,500   3.97          8/11/2006          66,394
                                                               250,000   5.29 (a)      5/29/2007         249,956
----------------------------------------------------------------------------------------------------------------
HBOS Treasury Services Plc, NY                                  40,000   4.95 (a)     10/06/2006          39,997
----------------------------------------------------------------------------------------------------------------
Nordea North America, Inc., NY                                 160,000   5.033 (a)    10/31/2006         159,986
----------------------------------------------------------------------------------------------------------------
Royal Bank of Canada, NY                                       100,000   3.91          9/06/2006          99,702
                                                               100,000   5.055 (a)    11/13/2006         100,001
                                                               102,000   5.367 (a)    12/22/2006         101,990
----------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland, NY                                      87,000   5.069 (a)    10/04/2006          86,996
                                                               295,000   5.153 (a)    11/16/2006         294,989
----------------------------------------------------------------------------------------------------------------
Toronto-Dominion Bank, NY                                       40,000   3.95          7/24/2006          39,965
                                                               100,000   5.24          4/04/2007          99,665
----------------------------------------------------------------------------------------------------------------
Total Certificate of Deposit - Yankee (Cost - $3,001,352)                                              3,000,574
----------------------------------------------------------------------------------------------------------------
Commercial Paper - 26.8%
----------------------------------------------------------------------------------------------------------------
Amstel Funding Corp.                                           146,536   5.06          7/05/2006         146,433
----------------------------------------------------------------------------------------------------------------
Amsterdam Funding Corp.                                        122,306   5.26          7/18/2006         121,984
                                                                70,000   5.28          7/21/2006          69,785
----------------------------------------------------------------------------------------------------------------
Barton Capital Corp.                                           106,406   5.26          7/05/2006         106,328
                                                               259,041   5.24          7/20/2006         258,287
----------------------------------------------------------------------------------------------------------------
Compass Securitization, LLC                                    104,800   5.21          7/19/2006         104,512
----------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.                               51,222   5.15          7/14/2006          51,120
                                                                50,236   5.29          7/27/2006          50,037
----------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                 250,000   5.025        10/10/2006         246,284
----------------------------------------------------------------------------------------------------------------
Grampian Funding Ltd.                                           57,900   5.30          7/21/2006          57,721
----------------------------------------------------------------------------------------------------------------
Greyhawk Funding, LLC                                           60,000   5.15          7/12/2006          59,897
                                                               150,000   5.25          7/28/2006         149,388
----------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp.                                    75,304   5.15          7/12/2006          75,175
                                                                75,342   5.23          7/21/2006          75,112
----------------------------------------------------------------------------------------------------------------
Kitty Hawk Funding Corp.                                        48,532   5.175         7/17/2006          48,413
----------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                 171,000   5.165 (a)     9/01/2006         171,000
----------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                  76,000   5.195 (a)    11/17/2006          76,000
                                                                41,300   5.195 (a)    12/01/2006          41,300
----------------------------------------------------------------------------------------------------------------
Newport Funding Corp.                                          100,000   5.25          7/24/2006          99,650
----------------------------------------------------------------------------------------------------------------
Old Line Funding, LLC                                          122,207   5.05          7/10/2006         122,032
                                                               197,833   5.23          8/07/2006         196,741

Master Money Trust
Schedule of Investments as of June 30, 2006                       (in Thousands)

                                                                  Face   Interest      Maturity
Issue                                                           Amount   Rate*           Date              Value
----------------------------------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC                             $ 100,578   5.15  %       7/14/2006    $    100,375
----------------------------------------------------------------------------------------------------------------
Ranger Funding Co., LLC                                        100,532   5.23          8/03/2006         100,035
----------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp.                                    100,000   5.13          7/12/2006          99,829
                                                               115,292   5.22          7/18/2006         114,991
----------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB                               142,000   5.272 (a)     1/23/2007         142,000
----------------------------------------------------------------------------------------------------------------
Solitaire Funding, LLC                                         300,000   5.13          7/12/2006         299,487
----------------------------------------------------------------------------------------------------------------
Surrey Funding Corp.                                           100,000   5.30          7/31/2006          99,544
----------------------------------------------------------------------------------------------------------------
UBS Finance Delaware, Inc.                                     450,000   5.27          7/03/2006         449,802
----------------------------------------------------------------------------------------------------------------
Variable Funding Capital Corp.                                 147,200   5.16          7/05/2006         147,094
                                                                25,000   5.21          7/20/2006          24,928
----------------------------------------------------------------------------------------------------------------
Windmill Funding Corp.                                         100,000   5.15          7/11/2006          99,843
                                                               110,000   5.27          7/21/2006         109,662
----------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost - $4,114,946)                                                             4,114,789
----------------------------------------------------------------------------------------------------------------
Corporate Notes - 18.5%
----------------------------------------------------------------------------------------------------------------
ABN AMRO Bank NV, NY                                           297,550   4.80 (a)      5/11/2007         297,764
----------------------------------------------------------------------------------------------------------------
ASIF Global Financing                                           54,000   5.312 (a)     7/23/2007          54,000
----------------------------------------------------------------------------------------------------------------
American Honda Finance Corp.                                    70,000   5.23 (a)     12/06/2006          70,000
----------------------------------------------------------------------------------------------------------------
Bank of Ireland                                                 43,300   5.237 (a)     7/20/2007          43,300
----------------------------------------------------------------------------------------------------------------
Beta Finance Inc.                                              158,000   5.06 (a)     11/27/2006         157,997
                                                               217,000   5.048 (a)     3/20/2007         216,992
----------------------------------------------------------------------------------------------------------------
CC (USA) Inc. (Centauri)                                       145,000   5.15 (a)      2/20/2007         145,000
                                                               150,000   5.048 (a)     3/15/2007         149,995
----------------------------------------------------------------------------------------------------------------
Dorada Finance, Inc.                                            75,000   5.149 (a)    11/15/2006          74,997
----------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                 163,605   5.352 (a)     7/17/2007         163,605
----------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                      202,600   5.219 (a)     7/13/2007         202,600
----------------------------------------------------------------------------------------------------------------
HSBC Finance, Inc.                                             109,000   5.235 (a)    10/19/2006         109,031
                                                                47,000   5.16 (a)     10/27/2006          47,010
----------------------------------------------------------------------------------------------------------------
Links Finance, LLC                                              50,000   5.068 (a)     5/21/2007          49,999
----------------------------------------------------------------------------------------------------------------
MetLife Funding, Inc.                                           50,500   5.259 (a)     7/16/2007          50,500
----------------------------------------------------------------------------------------------------------------
Mound Financing Plc                                            100,000   5.105 (a)    11/08/2006         100,000
----------------------------------------------------------------------------------------------------------------
Newcastle CDO III, Ltd.                                         40,000   5.353 (a)     9/25/2006          40,000
                                                                60,000   5.353 (a)     3/24/2007          60,000
----------------------------------------------------------------------------------------------------------------
Northern Rock Plc                                               91,000   5.353 (a)     7/09/2007          91,013
----------------------------------------------------------------------------------------------------------------
Permanent Financing Plc (No. 9) Plc                            120,000   5.14 (a)      3/10/2007         120,000
----------------------------------------------------------------------------------------------------------------
Restructured Asset Securities with Enhanced Returns,            60,000   5.295 (a)     2/08/2007          60,000
Series 1998-MM-7-1 Trust
----------------------------------------------------------------------------------------------------------------
Sigma Finance Corp.                                            261,000   5.095 (a)    10/25/2006         260,992
----------------------------------------------------------------------------------------------------------------
Stanfield Victoria Finance Ltd.                                 75,000   4.11          8/01/2006          74,895
----------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.                                      150,000   5.054 (a)     5/04/2007         150,000
----------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                                           44,000   5.31 (a)      7/11/2007          43,992
----------------------------------------------------------------------------------------------------------------
Total Corporate Notes (Cost - $2,833,839)                                                              2,833,682
----------------------------------------------------------------------------------------------------------------
Funding Agreements - 6.9%
----------------------------------------------------------------------------------------------------------------
General Electric Capital Assurance Co. (f)                      50,000   5.199 (a)    11/01/2006          50,000
                                                               150,000   5.199 (a)    12/01/2006         150,000
----------------------------------------------------------------------------------------------------------------
ING USA Annuity and Life Insurance Co. (f)                      50,000   5.322 (a)     8/18/2006          50,000
----------------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co. (f)                         55,000   5.169 (a)     5/01/2007          55,000
----------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Co. (f)                            100,000   5.189 (a)     2/01/2007         100,000
                                                               165,000   5.189 (a)     4/02/2007         165,000
----------------------------------------------------------------------------------------------------------------
Monumental Life Insurance Co. (f)                              145,000   5.254 (a)    11/16/2006         145,000
----------------------------------------------------------------------------------------------------------------
New York Life Insurance Co. (f)                                226,000   5.141 (a)     5/25/2007         226,000
----------------------------------------------------------------------------------------------------------------

Master Money Trust
Schedule of Investments as of June 30, 2006                       (in Thousands)

                                                                  Face   Interest      Maturity
Issue                                                           Amount   Rate*           Date              Value
----------------------------------------------------------------------------------------------------------------
The Travelers Insurance Co. (e)                              $  25,000   5.159 (a)%    9/15/2006    $     25,000
                                                                70,000   5.159 (a)     3/01/2007          70,000
                                                                25,000   5.169 (a)     5/01/2007          25,000
----------------------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost - $1,061,000)                                                           1,061,000
----------------------------------------------------------------------------------------------------------------
Promissary Notes - 2.2%
----------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                      200,000   5.235 (a)    10/10/2006         200,000
----------------------------------------------------------------------------------------------------------------
JPMorgan Securities, Inc.                                      139,000   5.119 (a)     2/09/2007         139,000
----------------------------------------------------------------------------------------------------------------
Total Promissary Notes (Cost - $339,000)                                                                 339,000
----------------------------------------------------------------------------------------------------------------
Time Deposits - 6.3%
----------------------------------------------------------------------------------------------------------------
Rabobank Nederland NV CA                                       460,910   5.281         7/03/2006         460,910
----------------------------------------------------------------------------------------------------------------
Societe Generale                                               500,000   5.281         7/03/2006         500,000
----------------------------------------------------------------------------------------------------------------
Total Time Deposits (Cost - $960,910)                                                                    960,910
----------------------------------------------------------------------------------------------------------------
U.S. Government Agency & Instrumentality Obligations - Discount - 0.1%
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank System                                   11,955   3.77          8/25/2006          11,863
----------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency & Instrumentality Obligations - Discount (Cost - $11,885)                    11,863
----------------------------------------------------------------------------------------------------------------
U.S. Government Agency & Instrumentality Obligations - Non-Discount - 12.7%
----------------------------------------------------------------------------------------------------------------
Fannie Mae                                                       25,000  4.00          6/29/2007          24,616
                                                                225,000  4.875         1/11/2008         222,940
----------------------------------------------------------------------------------------------------------------
Federal Farm Credit Banks                                       136,000  4.98 (a)     10/19/2006         135,992
                                                                 68,000  4.99 (a)      4/13/2007          67,995
                                                                102,000  5.00 (a)     10/05/2007         101,987
                                                                 35,000  5.00 (a)     10/26/2007          35,001
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank System                                    65,000  3.125         9/15/2006          64,701
                                                                 49,500  2.75         11/15/2006          49,016
                                                                 49,500  3.25         11/29/2006          49,069
                                                                 25,000  3.75         11/30/2006          24,830
                                                                 59,235  3.375        12/15/2006          58,687
                                                                165,000  3.8          12/29/2006         163,610
                                                                 54,000  3.45          1/10/2007          53,421
                                                                 50,500  4.00          6/13/2007          49,763
                                                                 50,000  4.15          7/05/2007          49,334
                                                                 33,750  4.25          9/14/2007          33,259
                                                                 37,250  4.50         12/14/2007          36,736
                                                                 30,000  4.625         2/01/2008          29,609
----------------------------------------------------------------------------------------------------------------
Freddie Mac                                                      74,500  3.00         11/09/2006          73,808
                                                                 30,000  3.75         11/15/2006          29,819
                                                                 15,400  4.125         4/12/2007          15,237
                                                                225,000  5.50          7/09/2007         224,632
                                                                 50,000  4.45          9/28/2007          49,368
                                                                 25,000  4.625        10/05/2007          24,732
                                                                100,000  4.705        10/11/2007          99,012
                                                                100,000  4.725        10/19/2007          99,022
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                                              50,000  2.50 (e)     10/31/2006          49,568
                                                                 33,000  4.375 (e)    12/31/2007          32,607
----------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency & Instrumentality Obligations - Non-Discount (Cost - $1,961,123)          1,948,371
----------------------------------------------------------------------------------------------------------------

Beneficial
Interest                                Issue
----------------------------------------------------------------------------------------------------------------
Short-Term Securities - 0.5%
----------------------------------------------------------------------------------------------------------------
$  80,929             Merrill Lynch Liquidity Series, LLC Money Market Series, 5.22% (b)(c)(d)            80,929
----------------------------------------------------------------------------------------------------------------
Total Short-Term Securities (Cost - $80,929)                                                              80,929
----------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $15,406,019**) - 100.3%                                                     15,391,429

Liabilities in Excess of Other Assets - (0.3%)                                                           (42,971)
                                                                                                    ------------
Net Assets - 100.0%                                                                                 $ 15,348,458
                                                                                                    ============

Master Money Trust
Schedule of Investments as of June 30, 2006                       (in Thousands)

* Commercial Paper and certain U.S. Government Agency and Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexed. The interest rates shown are the rates in effect at June 30, 2006.
** The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 15,406,179
                                                                   ============
      Gross unrealized appreciation                                $         18
      Gross unrealized depreciation                                     (14,768)
                                                                   ------------
      Net unrealized depreciation                                  $    (14,750)
                                                                   ============

(a)   Floating rate security.
(b) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                             Net        Interest
      Affiliate                                           Activity       Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Money Market Series                                $ 50,970       $  2,916
      --------------------------------------------------------------------------

(c)   Represents the current yield as of June 30, 2006.
(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.
(f) Restricted securities as to resale, representing 6.9% of net assets were as follows:

      ------------------------------------------------------------------------------------------------------------
                                                                          Acquisition
      Issue                                                                   Date           Cost          Value
      ------------------------------------------------------------------------------------------------------------
      General Electric Capital Assurance Co., 5.199% due 11/01/2006        11/01/2005     $   50,000    $   50,000
      General Electric Capital Assurance Co., 5.199% due 12/01/2006        11/30/2005        150,000       150,000
      ING USA Annuity and Life Insurance Co., 5.322% due 8/18/2006          7/18/2005         50,000        50,000
      Jackson National Life Insurance Co., 5.169% due 5/01/2007             5/01/2006         55,000        55,000
      Metropolitan Life Insurance Co., 5.189% due 2/01/2007                 2/01/2006        100,000       100,000
      Metropolitan Life Insurance Co., 5.189% due 4/02/2007                 4/03/2006        165,000       165,000
      Monumental Life Insurance Co., 5.254% due 11/16/2006                 11/18/2005        145,000       145,000
      New York Life Insurance Co., 5.141% due 5/25/2007                     5/26/2006        226,000       226,000
      The Travelers Insurance Co., 5.159% due 9/15/2006                     9/16/2005         25,000        25,000
      The Travelers Insurance Co., 5.159% due 3/01/2007                     2/28/2006         70,000        70,000
      The Travelers Insurance Co., 5.169% due 5/01/2007                     5/01/2006         25,000        25,000
      ------------------------------------------------------------------------------------------------------------
      Total                                                                               $1,061,000    $1,061,000
                                                                                          ==========    ==========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Money Fund and Master Money Trust


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    WCMA Money Fund and Master Money Trust

Date: August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    WCMA Money Fund and Master Money Trust

Date: August 23, 2006


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Financial Officer
    WCMA Money Fund and Master Money Trust

Date: August 23, 2006